INCOME TAXES - Disclosure of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current tax expense	$ 0	$ 0
Deferred tax recovery	(415)	(3,683)
Income Tax Expense	$ (415)	$ (3,683)